Intangible Assets (Total Book Value of Intangible Assets ) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Intangible assets and goodwill [abstract]
Intangible Assets With Defined Useful Life	$ 311	$ 313
Intangible assets having an indefinite useful life	562	539
Total intangible assets	$ 873	$ 852